UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 22	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,372,706,857
Total number of portfolio holdings	348
Portfolio turnover for the reporting period	191%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Invest ment Di
stributors, Inc., member FINRA, and managed by Columbia Management Investment Ad vis
ers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 1

|

SSR7027_01_12_D01_(08/25)

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 35	0.69% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,372,706,857
Total number of portfolio holdings	348
Portfolio turnover for the reporting period	191%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prosp ec
tus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia
Management
Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 2

|

SSR7027_02_12_D01_(08/25)

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 29	0.57% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,372,706,857
Total number of portfolio holdings	348
Portfolio turnover for the reporting period	191%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to low est credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the
s
ame methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	8.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	6.5%
Government National Mortgage Association TBA 07/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	3.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.500%	3.2%
Government National Mortgage Association TBA 07/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 07/14/2055 2.500%	2.4%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.0%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.000%	1.7%
Federal National Mortgage Association 03/25/2028 3.127%	1.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investmen
t Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columb
ia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Class 3

|

SSR7027_03_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – U.S. Government Mortgage Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	6.231%	4,125,000	4,130,895
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	5.152%	9,537,218	9,524,829
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.218%	2,750,000	2,751,369
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	6.431%	8,000,000	8,006,848
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,670,571	1,709,150
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	5,992,598	6,001,357
Series 2024-11 Class B
07/15/2032	5.637%	3,099,644	3,109,122
Series 2025-1 Class A1
02/17/2026	4.708%	3,999,971	4,000,009
Series 2025-1 Class A2
07/15/2032	5.156%	6,529,442	6,544,102
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	1,417,068	1,432,305
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	1,833,194	1,858,479
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	241,805	242,711
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	8.050%	30,953	30,987
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.268%	5,250,000	5,254,000
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	6.281%	5,000,000	5,005,350
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	118,762	119,009
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	15,079	15,056
Total Asset-Backed Securities — Non-Agency (Cost $59,643,772)			59,735,578

Commercial Mortgage-Backed Securities - Agency 2.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,310,160
Federal National Mortgage Association(c)
Series 2018-M7 Class A2
03/25/2028	3.127%	22,148,260	21,589,028
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.835%	6,429,975	312,404
Series 2019-118 Class IO
06/16/2061	0.758%	7,746,225	374,064
Series 2019-131 Class IO
07/16/2061	0.803%	12,391,087	709,633
Series 2019-134 Class IO
08/16/2061	0.644%	8,177,453	347,033
Series 2019-139 Class IO
11/16/2061	0.671%	8,834,736	379,509
Series 2020-19 Class IO
12/16/2061	0.719%	8,532,896	391,847
Series 2020-3 Class IO
02/16/2062	0.616%	9,457,393	363,304
Total Commercial Mortgage-Backed Securities - Agency (Cost $35,060,933)			28,776,982

Commercial Mortgage-Backed Securities - Non-Agency 2.3%

BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.635%	7,800,000	7,758,543
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	6,000,000	6,163,623
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,700,000	1,096,500
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	25,032
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	40,216
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,639,243	8,316,722
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,948,450	4,650,151
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.577%	2,350,000	2,329,438
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	6.134%	3,000,000	1,203,303
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $37,363,686)			31,583,528

Residential Mortgage-Backed Securities - Agency 115.0%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	8,231,487	7,454,714
Fannie Mae REMICS(b),(d)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.780%	10,822,970	1,436,888
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	1.495%	26,187,831	1,849,217
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.155%	7,471,324	7,350,466
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.235%	18,246,414	18,560,604
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.235%	6,820,849	6,922,994
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	14,016,132	14,087,505
Federal Home Loan Mortgage Corp.
08/01/2035- 03/01/2052	2.000%	36,708,805	30,742,201
06/01/2039- 06/01/2053	5.000%	8,240,438	8,127,057
08/01/2041- 11/01/2054	4.500%	24,180,368	23,273,989
10/01/2041- 12/01/2052	4.000%	48,198,461	45,494,763
07/01/2042- 12/01/2052	3.500%	50,787,039	46,624,148
11/01/2042- 08/01/2052	3.000%	63,705,771	56,183,928
02/01/2051- 03/01/2052	2.500%	35,581,040	29,891,290
09/01/2054	6.000%	33,450,404	34,179,714
10/01/2054- 12/01/2054	5.500%	32,445,890	32,599,151
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.622% Cap 11.053% 01/01/2037	6.388%	14,616	15,005
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	7.347%	48,389	50,000
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.532%	2,715,817	269,882
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.532%	5,551,773	620,802
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.482%	1,882,331	236,188
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	1.532%	4,326,347	526,351
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	1.430%	2,731,480	312,248
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.660%	5,594,717	838,899
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.630%	7,032,856	1,084,529
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.552%	1,522,275	167,074
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.582%	636,881	68,443
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	1,587,616	288,999
CMO Series 267
08/15/2042	4.000%	1,290,324	237,760
CMO Series 4139 Class CI
05/15/2042	3.500%	669,560	44,030
CMO Series 4147 Class CI
01/15/2041	3.500%	266,497	2,626
CMO Series 4177 Class IY
03/15/2043	4.000%	3,152,563	453,879
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	2.342%	961,734	99,680
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	1.680%	12,777,392	1,745,843
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.582%	17,207,674	1,885,626
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	8,984,321	1,489,135
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	103,045,867	88,480,126
03/01/2027- 08/01/2052	3.500%	58,887,748	54,327,038
05/01/2027- 03/01/2053	3.000%	74,917,950	66,050,335
06/01/2036- 03/01/2052	2.000%	106,749,776	86,663,345
12/01/2037- 11/01/2054	5.000%	47,698,049	47,104,424
05/01/2039- 05/01/2048	4.500%	8,313,841	8,118,349
11/01/2043- 08/01/2052	4.000%	34,810,033	32,961,275
07/01/2054- 09/01/2054	6.000%	25,708,418	26,276,325
CMO Series 2017-72 Class B
09/25/2047	3.000%	1,930,522	1,785,510
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	6.008%	6,539	6,586
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.569%	855	880
12-month Term SOFR + 1.584% Floor 1.584%, Cap 9.151% 06/01/2034	6.334%	10,159	10,252
Federal National Mortgage Association(f)
12/01/2050	2.000%	21,370,815	16,973,685
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.527%	500	506
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,046,932	10
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	262,886	4,310
CMO Series 2012-144 Class HI
07/25/2042	3.500%	603,625	48,027
CMO Series 2012-40 Class IP
09/25/2040	4.000%	900,198	29,734
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	762,007	107,594
CMO Series 2013-10 Class AI
11/25/2041	3.500%	1,403,243	49,047
CMO Series 2013-16
01/25/2040	3.500%	34,991	33
CMO Series 2020-55 Class MI
08/25/2050	2.500%	9,709,115	1,529,593
CMO Series 2021-3 Class TI
02/25/2051	2.500%	35,081,255	5,962,905
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	2.200%	3,018,540	446,119
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.730%	1,905,390	237,734
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	1.430%	2,571,228	299,603
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.580%	6,601,636	728,799
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	1.580%	4,858,757	587,367
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.730%	4,973,658	603,277
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	11,696,644	477,168
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.730%	2,597,103	330,218
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.630%	7,707,055	923,042
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.630%	6,556,373	849,918
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.660%	8,116,865	1,260,451
Federal National Mortgage Association REMICS(b),(d)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	1.730%	6,595,451	750,014
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	6,198,556	1,047,529
CMO Series 2021-54 Class LI
04/25/2049	2.500%	9,420,880	1,259,070
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	2,630,602	2,200,463
Freddie Mac REMICS(d)
CMO Series 5177 Class PI
12/25/2051	2.500%	10,896,556	1,126,829
Freddie Mac REMICS(b),(d)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	1.632%	11,307,697	1,310,069
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.695%	14,909,474	2,041,286
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	0.795%	21,629,404	1,251,404
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.235%	8,505,127	8,778,133
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.235%	17,603,935	18,032,522
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.235%	7,560,359	7,675,501
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.235%	15,267,058	15,499,143
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.755%	12,805,458	13,012,784
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.385%	8,771,817	8,881,673
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.085%	12,910,692	12,692,155
Government National Mortgage Association
08/20/2040	5.000%	1,403,441	1,416,414
07/20/2041	4.500%	1,845,027	1,830,704
04/20/2051- 05/20/2051	2.500%	18,461,604	15,464,680
08/20/2052	4.000%	7,457,604	6,922,768
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	3,794,550	3,823,958
CMO Series 2024-80 Class DT
05/20/2064	3.000%	6,065,583	5,325,074
CMO Series 2024-80 Class PT
05/20/2064	3.500%	9,458,781	8,531,871
Government National Mortgage Association(f)
04/20/2048	4.500%	3,246,339	3,169,059
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	925,229	124,747
CMO Series 2014-131 Class EI
09/16/2039	4.000%	1,372,927	81,925
CMO Series 2020-138 Class IN
09/20/2050	2.500%	5,774,180	989,358
CMO Series 2020-138 Class JI
09/20/2050	2.500%	14,335,487	2,031,843
CMO Series 2020-191 Class UC
12/20/2050	4.000%	9,191,002	1,870,095
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class IB
01/20/2051	2.500%	9,492,336	1,417,932
CMO Series 2021-1 Class QI
01/20/2051	2.500%	11,002,579	1,604,863
CMO Series 2021-122 Class HI
11/20/2050	2.500%	7,489,578	1,033,881
CMO Series 2021-142 Class IX
08/20/2051	2.500%	10,640,609	1,478,310
CMO Series 2021-146 Class IK
08/20/2051	3.500%	9,188,028	1,750,449
CMO Series 2021-158 Class VI
09/20/2051	3.000%	7,640,938	1,222,627
CMO Series 2021-159 Class IP
09/20/2051	3.000%	5,763,384	905,243
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	9,526,666	1,625,601
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	11,191,431	1,697,507
CMO Series 2021-27 Class IN
02/20/2051	2.500%	6,333,692	942,279
CMO Series 2021-67 Class GI
04/20/2051	3.000%	9,046,110	1,570,302
CMO Series 2021-8 Class BI
01/20/2051	2.500%	10,594,919	1,928,133
CMO Series 2021-8 Class IO
01/20/2051	3.000%	16,769,962	2,772,759
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	1.774%	1,698,414	222,057
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.768%	2,589,616	317,284
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.768%	1,818,365	235,415
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.768%	2,270,432	256,304
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.718%	3,796,494	465,640
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.718%	3,201,112	368,583
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	1.768%	2,944,055	427,113
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.768%	15,140,586	2,093,628
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.768%	1,569,546	190,715
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.768%	2,247,071	274,212
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.768%	3,028,283	431,413
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.768%	2,579,391	289,298
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.668%	6,526,287	942,553
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.618%	8,884,074	1,090,738
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.618%	2,916,243	405,462
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	1.668%	5,155,180	571,579
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	1.624%	7,005,479	1,068,053
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.668%	12,972,444	1,692,380
CMO Series 2019-97 Class GS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	1.668%	30,272,500	3,799,438
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.768%	5,477,197	733,627
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.818%	6,821,804	967,052
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.868%	12,350,714	1,840,964
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.618%	6,679,434	750,969
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	1.668%	5,922,310	775,339
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.868%	10,996,735	1,606,122
CMO Series 2021-117B Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.868%	15,038,492	2,034,099
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.868%	11,381,552	1,660,916
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	64,223,360	247,793
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.868%	11,216,820	1,568,847
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	1.668%	11,752,506	1,328,548
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	1.678%	10,918,503	1,141,217
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	1.748%	10,611,038	1,271,836
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	1.748%	18,120,408	1,938,217
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	1.618%	12,562,901	1,074,930
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	2.548%	14,445,512	1,619,954
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.618%	16,126,774	2,022,885
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.618%	17,993,632	2,137,284
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	1.398%	18,303,878	1,200,676
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	2.148%	11,312,217	837,678
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.618%	11,703,786	1,279,859
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	1.848%	13,370,644	1,494,506
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.618%	13,116,722	1,508,915
CMO Series 2023-24 Class JS
30-day Average SOFR + 5.500% Cap 5.500% 01/20/2052	1.198%	38,095,229	3,848,483
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.048%	8,433,500	732,078
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-65 Class HS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.848%	17,049,793	1,631,012
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	1.748%	7,366,382	590,725
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.348%	37,986,193	4,837,044
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.198%	41,999,377	3,081,536
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.948%	29,810,224	2,202,409
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.698%	21,353,767	2,404,417
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.748%	25,546,421	3,079,174
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.098%	18,493,942	1,064,454
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.948%	8,623,760	1,307,498
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.098%	9,579,466	743,491
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	5.345%	1,240,309	1,251,213
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.376%	6,240,866	6,325,955
Government National Mortgage Association TBA(g)
07/21/2055	3.000%	17,000,000	15,034,108
07/21/2055	4.000%	40,000,000	37,184,812
07/21/2055	4.500%	75,000,000	71,779,348
Uniform Mortgage-Backed Security TBA(g)
07/14/2055	2.000%	21,000,000	16,619,140
07/14/2055	2.500%	39,000,000	32,329,855
07/14/2055	3.000%	27,000,000	23,358,795
07/14/2055	3.500%	123,256,536	110,956,197
07/14/2055	4.000%	95,500,000	88,788,911
07/14/2055	4.500%	45,500,000	43,517,177
07/14/2055	5.000%	48,000,000	47,035,208
07/14/2055	5.500%	27,000,000	26,993,823
Total Residential Mortgage-Backed Securities - Agency (Cost $1,634,815,307)			1,578,421,131

Residential Mortgage-Backed Securities - Non-Agency 8.7%

Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-1 Class A1
01/25/2070	5.691%	6,979,926	7,024,937
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,493,427
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,627,424	2,482,598
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,874,558	2,780,912
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	2,139,811	2,158,876
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.487%	407,621	404,538
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,435,553	1,404,442
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	9,314,503	9,346,524
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	738,736	672,680
Cross Mortgage Trust(a),(c)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	5,200,125	5,236,199
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,083,661
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	4,686,104	4,710,713
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	4,316,813	4,203,643
GCAT Trust(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	516,869	492,724
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,489,326	2,364,090
Government National Mortgage Association
CMO Series BM-2562 Class A
01/01/2055	3.500%	11,023,692	9,805,092
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,189,970	3,210,884
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	1,600,000	1,505,962
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	6,207,254	6,252,169
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.077%	6,523,256	292,368
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.699%	10,326,685	10,432,846
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	3,915,406	3,915,331
OBX Series(a),(h)
CMO Series 2025-NQM2 Class A1
11/25/2064	5.597%	9,255,985	9,306,658
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	8,984,964	9,047,357
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,162,461
Stanwich Mortgage Loan Co. LLC(a),(h)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	2,088	2,087
Structured Agency Credit Risk(a),(b)
CMO Series 2019-CS02 Class B1
30-day Average SOFR + 0.114% 02/25/2032	4.454%	8,151,621	8,104,214
VCAT LLC(a),(h)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	4,925,051	4,965,283
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class A2
01/25/2055	5.995%	5,000,000	5,038,763
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $119,364,144)			119,901,439

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $429,100)	21,529

Put Option Contracts Purchased 0.1%

(Cost $1,427,850)	744,147

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(i),(j)	55,649,346	55,638,216
Total Money Market Funds (Cost $55,633,999)		55,638,216
Total Investments in Securities (Cost: $1,943,738,791)		1,874,822,550
Other Assets & Liabilities, Net		(502,115,693)
Net Assets		1,372,706,857
At June 30, 2025, securities and/or cash totaling $10,020,582 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	717	12/2025	USD	172,062,075	79,884	—
U.S. Treasury 2-Year Note	262	09/2025	USD	54,502,141	218,546	—
Total					298,430	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(713)	06/2026	USD	(172,189,500)	—	(239,605)
U.S. Long Bond	(135)	09/2025	USD	(15,588,281)	—	(709,356)
U.S. Treasury 10-Year Note	(2,747)	09/2025	USD	(308,007,375)	—	(7,173,859)
U.S. Treasury 5-Year Note	(623)	09/2025	USD	(67,907,000)	—	(969,754)
U.S. Treasury Ultra Bond	(27)	09/2025	USD	(3,216,375)	—	(166,887)
Total					—	(9,259,461)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	14,000,000	14,000,000	3.25	08/19/2025	429,100	21,529

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	23,000,000	23,000,000	3.90	09/30/2025	424,350	183,540
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	10,000,000	10,000,000	3.75	12/23/2025	80,000	56,004
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	3.50	10/03/2025	587,500	334,895
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	35,000,000	35,000,000	3.75	11/28/2025	336,000	169,708
Total							1,427,850	744,147

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	21.857	USD	1,042,040	(135,234)	521	—	(49,913)	—	(84,800)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $201,415,453, which represents 14.67% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security in default.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(i)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(j)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	271,633,555	205,028,261	(421,027,817)	4,217	55,638,216	12,477	1,554,288	55,649,346
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	59,735,578	—	59,735,578
Commercial Mortgage-Backed Securities - Agency	—	28,776,982	—	28,776,982
Commercial Mortgage-Backed Securities - Non-Agency	—	31,583,528	—	31,583,528
Residential Mortgage-Backed Securities - Agency	—	1,578,421,131	—	1,578,421,131
Residential Mortgage-Backed Securities - Non-Agency	—	119,901,439	—	119,901,439
Call Option Contracts Purchased	—	21,529	—	21,529
Put Option Contracts Purchased	—	744,147	—	744,147
Money Market Funds	55,638,216	—	—	55,638,216
Total Investments in Securities	55,638,216	1,819,184,334	—	1,874,822,550
Investments in Derivatives
Asset
Futures Contracts	298,430	—	—	298,430
Liability
Futures Contracts	(9,259,461)	—	—	(9,259,461)
Swap Contracts	—	(84,800)	—	(84,800)
Total	46,677,185	1,819,099,534	—	1,865,776,719
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,886,247,842)	$1,818,418,658
Affiliated issuers (cost $55,633,999)	55,638,216
Option contracts purchased (cost $1,856,950)	765,676
Receivable for:
Investments sold	1,287,788
Capital shares sold	42,517
Dividends	152,522
Interest	5,694,958
Variation margin for futures contracts	23,291
Prepaid expenses	3,158
Total assets	1,882,026,784
Liabilities
Unrealized depreciation on swap contracts	84,800
Upfront receipts on swap contracts	49,913
Payable for:
Investments purchased on a delayed delivery basis	507,375,319
Capital shares redeemed	381,124
Variation margin for futures contracts	1,165,936
Management services fees	47,703
Distribution and/or service fees	1,021
Service fees	8,964
Compensation of chief compliance officer	84
Compensation of board members	2,805
Other expenses	35,607
Deferred compensation of board members	166,651
Total liabilities	509,319,927
Net assets applicable to outstanding capital stock	$1,372,706,857
Represented by
Paid in capital	1,475,873,317
Total distributable earnings (loss)	(103,166,460)
Total - representing net assets applicable to outstanding capital stock	$1,372,706,857
Class 1
Net assets	$1,294,320,257
Shares outstanding	140,667,105
Net asset value per share	$9.20
Class 2
Net assets	$20,792,241
Shares outstanding	2,268,590
Net asset value per share	$9.17
Class 3
Net assets	$57,594,359
Shares outstanding	6,260,923
Net asset value per share	$9.20
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$1,554,288
Interest	28,376,620
Interfund lending	3,676
Total income	29,934,584
Expenses:
Management services fees	2,871,866
Distribution and/or service fees
Class 2	26,245
Class 3	35,335
Service fees	31,962
Custodian fees	15,938
Printing and postage fees	8,544
Accounting services fees	21,203
Legal fees	16,143
Interest on collateral	17,494
Compensation of chief compliance officer	153
Compensation of board members	13,690
Deferred compensation of board members	(1,903)
Other	9,243
Total expenses	3,065,913
Net investment income	26,868,671
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,174,879)
Investments — affiliated issuers	12,477
Futures contracts	3,158,943
Option contracts purchased	(312,750)
Swap contracts	2,981,518
Net realized loss	(6,334,691)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	59,655,535
Investments — affiliated issuers	4,217
Futures contracts	(10,989,404)
Option contracts purchased	(123,247)
Swap contracts	(2,902,378)
Net change in unrealized appreciation (depreciation)	45,644,723
Net realized and unrealized gain	39,310,032
Net increase in net assets resulting from operations	$66,178,703
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$26,868,671	$30,050,409
Net realized loss	(6,334,691)	(481,646)
Net change in unrealized appreciation (depreciation)	45,644,723	(24,274,339)
Net increase in net assets resulting from operations	66,178,703	5,294,424
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(26,740,141)
Class 2	—	(693,520)
Class 3	—	(1,889,071)
Total distributions to shareholders	—	(29,322,732)
Increase (decrease) in net assets from capital stock activity	(64,295,567)	505,479,539
Total increase in net assets	1,883,136	481,451,231
Net assets at beginning of period	1,370,823,721	889,372,490
Net assets at end of period	$1,372,706,857	$1,370,823,721

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	477,822	4,289,568	59,396,417	529,778,754
Distributions reinvested	—	—	3,049,047	26,740,141
Shares redeemed	(7,384,244)	(66,517,585)	(4,863,147)	(43,557,535)
Net increase (decrease)	(6,906,422)	(62,228,017)	57,582,317	512,961,360
Class 2
Shares sold	294,318	2,618,276	717,929	6,219,100
Distributions reinvested	—	—	79,259	693,520
Shares redeemed	(419,734)	(3,775,565)	(961,045)	(8,461,882)
Net decrease	(125,416)	(1,157,289)	(163,857)	(1,549,262)
Class 3
Shares sold	261,985	2,326,468	166,022	1,477,343
Distributions reinvested	—	—	215,402	1,889,071
Shares redeemed	(360,844)	(3,236,729)	(1,045,086)	(9,298,973)
Net decrease	(98,859)	(910,261)	(663,662)	(5,932,559)
Total net increase (decrease)	(7,130,697)	(64,295,567)	56,754,798	505,479,539
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$8.77	0.18	0.25	0.43	—	—	—
Year Ended 12/31/2024	$8.93	0.29	(0.15)	0.14	(0.30)	—	(0.30)
Year Ended 12/31/2023	$8.69	0.29	0.20	0.49	(0.25)	—	(0.25)
Year Ended 12/31/2022	$10.34	0.24	(1.69)	(1.45)	(0.20)	—	(0.20)
Year Ended 12/31/2021	$10.83	0.20	(0.30)	(0.10)	(0.22)	(0.17)	(0.39)
Year Ended 12/31/2020	$10.62	0.25	0.29	0.54	(0.29)	(0.04)	(0.33)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$8.75	0.17	0.25	0.42	—	—	—
Year Ended 12/31/2024	$8.91	0.27	(0.15)	0.12	(0.28)	—	(0.28)
Year Ended 12/31/2023	$8.67	0.27	0.19	0.46	(0.22)	—	(0.22)
Year Ended 12/31/2022	$10.31	0.21	(1.67)	(1.46)	(0.18)	—	(0.18)
Year Ended 12/31/2021	$10.80	0.17	(0.29)	(0.12)	(0.20)	(0.17)	(0.37)
Year Ended 12/31/2020	$10.59	0.22	0.29	0.51	(0.26)	(0.04)	(0.30)
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$8.77	0.17	0.26	0.43	—	—	—
Year Ended 12/31/2024	$8.93	0.28	(0.15)	0.13	(0.29)	—	(0.29)
Year Ended 12/31/2023	$8.69	0.28	0.19	0.47	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.34	0.22	(1.68)	(1.46)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$10.83	0.19	(0.30)	(0.11)	(0.21)	(0.17)	(0.38)
Year Ended 12/31/2020	$10.62	0.24	0.28	0.52	(0.27)	(0.04)	(0.31)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 3	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$9.20	4.90%	0.44% (c)	0.44% (c)	3.98%	191%	$1,294,320
Year Ended 12/31/2024	$8.77	1.57%	0.46% (c)	0.46% (c)	3.28%	352%	$1,294,096
Year Ended 12/31/2023	$8.93	5.70%	0.46% (c)	0.46% (c)	3.33%	321%	$803,833
Year Ended 12/31/2022	$8.69	(14.14% )	0.45% (c)	0.45% (c)	2.54%	301%	$795,136
Year Ended 12/31/2021	$10.34	(0.95% )	0.45% (c)	0.45% (c)	1.88%	302%	$989,683
Year Ended 12/31/2020	$10.83	5.09%	0.46% (c)	0.46% (c)	2.32%	332%	$905,531
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$9.17	4.80%	0.69% (c)	0.69% (c)	3.72%	191%	$20,792
Year Ended 12/31/2024	$8.75	1.33%	0.71% (c)	0.71% (c)	3.02%	352%	$20,938
Year Ended 12/31/2023	$8.91	5.43%	0.71% (c)	0.71% (c)	3.07%	321%	$22,788
Year Ended 12/31/2022	$8.67	(14.32% )	0.70% (c)	0.70% (c)	2.29%	301%	$23,834
Year Ended 12/31/2021	$10.31	(1.20% )	0.70% (c)	0.70% (c)	1.62%	302%	$29,150
Year Ended 12/31/2020	$10.80	4.85%	0.71% (c)	0.71% (c)	2.07%	332%	$28,163
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$9.20	4.90%	0.57% (c)	0.57% (c)	3.85%	191%	$57,594
Year Ended 12/31/2024	$8.77	1.44%	0.58% (c)	0.58% (c)	3.15%	352%	$55,791
Year Ended 12/31/2023	$8.93	5.55%	0.59% (c)	0.59% (c)	3.20%	321%	$62,751
Year Ended 12/31/2022	$8.69	(14.26% )	0.58% (c)	0.58% (c)	2.41%	301%	$66,348
Year Ended 12/31/2021	$10.34	(1.07% )	0.58% (c)	0.58% (c)	1.74%	302%	$88,027
Year Ended 12/31/2020	$10.83	4.96%	0.58% (c)	0.58% (c)	2.20%	332%	$97,082
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

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Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker
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becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement

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Notes to Financial Statements (continued)
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of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
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Notes to Financial Statements (continued)
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Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure.  These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

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As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to manage interest rate and market risk exposure to produce incremental earnings and to gain exposure to or protect itself from market rate changes. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	298,430 *
Interest rate risk	Investments, at value — Option contracts purchased	765,676
Total		1,064,106

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Notes to Financial Statements (continued)
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	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	84,800 *
Credit risk	Upfront receipts on swap contracts	49,913
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	9,259,461 *
Total		9,394,174

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(8,526)	(8,526)
Interest rate risk	3,158,943	(312,750)	2,990,044	5,836,237
Total	3,158,943	(312,750)	2,981,518	5,827,711

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	53,642	53,642
Interest rate risk	(10,989,404)	(123,247)	(2,956,020)	(14,068,671)
Total	(10,989,404)	(123,247)	(2,902,378)	(14,015,029)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	135,584,589
Futures contracts — short	464,570,203
Credit default swap contracts — sell protection	1,103,340

Derivative instrument	Average value ($)
Option contracts purchased	868,777

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Interest rate swap contracts	793,624	—
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

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Notes to Financial Statements (continued)
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Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements (continued)
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Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements  as well as any related collateral received or pledged by the Fund as of June 30, 2025:
	Citi ($)	Goldman Sachs International ($)	Morgan Stanley ($)	Total ($)
Assets
Call option contracts purchased	—	21,529	—	21,529
Put option contracts purchased	56,004	334,895	353,248	744,147
Total assets	56,004	356,424	353,248	765,676
Liabilities
OTC credit default swap contracts (a)	—	—	134,713	134,713
Total financial and derivative net assets	56,004	356,424	218,535	630,963
Total collateral received (pledged) (b)	—	356,424	218,535	574,959
Net amount (c)	56,004	—	—	56,004

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.42% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.55	0.51
Class 2	0.80	0.76
Class 3	0.675	0.635
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,943,689,000	33,456,000	(111,418,000)	(77,962,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(33,574,220)	(37,161,832)	(70,736,052)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,587,534,794 and $3,456,575,685, respectively, for the six months ended June 30, 2025, of which $3,434,617,306 and $3,379,478,827, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,850,000	4.84	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 99.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2025

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Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7027_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025